Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments and Risk Management
Schedule of carrying values of the Company's financial instruments

In $000s	Category	December 31, 2025	December 31, 2024
Cash and cash equivalents	Amortized cost	$121,889	$96,941
Marketable securities	Fair value through profit or loss	$29,667	$949
Receivables	Amortized cost	$525	$45
Deposits	Amortized cost	$6,926	$5,083
Accounts payable	Amortized cost	$37,376	$49,259
Gold Stream derivative liability	Fair value through profit or loss	$421,902	$63,886
Other liabilities	Amortized cost	$6,335	$4,867

Schedule of assumptions utilized

	2025	2024
Gold spot price (USD per ounce)	$4,308	$2,611
Gold price implied volatility[1]	21.03%	15.17%
Credit spread of the Company	15.94%	16.42%
Credit spread of Orion[2]	N/A	0.53%

(1)	Estimated based on a Chicago Mercantile Exchange (CME) gold traded option with the closest maturity to the Gold Stream.
(2)	As it is a private investment entity, Orion’s credit spread is estimated based on the average option-adjusted spreads of selected constituents from the ICE BoA US Finance and Investment index with the term to maturity matching the future drawdown dates of the Gold Stream on each of the calculation dates. As of December 31, 2025, the US$200,000,000 facility has been fully drawn.

Schedule of undiscounted financial liabilities

	Less than		Greater than
In $000s	1 year	1-5 years	5 years	Total
Accounts payable	$37,376	$—	$—	$37,376
Reclamation and mine closure	72	419	85,711	86,202
Leases	21,517	107,887	12,514	141,918
Other liabilities	2,013	5,080	—	7,093
Contractual obligations[1]	83,716	8,202	—	91,918
Total	$144,694	$121,588	$98,225	$364,507
(1)	Certain contractual commitments may contain cancellation clauses. However, the Company discloses its commitments based on management’s intent to fulfill the contracts.